Long-Term Debt and Financial Liabilities, net	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Long-Term Debt and Financial Liabilities, net

8.           Long-Term Debt and Financial Liabilities, net

Long-term debt (a,b) and financial liabilities (c,d) in the condensed consolidated statement of financial position are analysed as follows:

	Borrowers / Lenders	Principal	Deferred finance costs	Modification of Loan	Accrued Interest	Amortized cost
(a)	Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited. / First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	39,605	(279)	(116)	391	39,601
(b)	Calypso Shipholding S.A. / Marguerite Maritime S.A.	21,820	(296)	—	129	21,653
	Total Long-term debt at June 30, 2025	61,425	(575)	(116)	520	61,254
	Less: Current Portion	(6,164)	245	116	(520)	(6,323)
	Long-Term Portion	55,261	(330)	—	—	54,931

	Total Long-term debt at December 31, 2024	66,540	(719)	(194)	589	66,216
	Less: Current Portion	(6,771)	271	143	(589)	(6,946)
	Long-Term Portion	59,769	(448)	(51)	—	59,270

(c)	Daxos Maritime Limited / SK Shipholding S.A.	26,998	(301)	—	—	26,697

(d)	Paralus Shipholding S.A. / Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	24,522	(268)	—	—	24,254

	Total Financial liabilities at June 30, 2025	51,520	(569)	—	—	50,951
	Less: Current Portion	(1,917)	57	—	—	(1,860)
	Long-Term Portion	49,603	(512)	—	—	49,091

	Total Financial liabilities at December 31, 2024	52,471	(597)	—	—	51,874
	Less: Current Portion	(1,916)	56	—	—	(1,860)
	Long-Term Portion	50,555	(541)	—	—	50,014

Details of the Company’s credit facilities are discussed in Note 11 of the Company’s consolidated financial statements for the year ended December 31, 2024, included in the 2024 Annual Report.

As at June 30, 2025, the Company was in compliance with the loan covenants of the agreement with the lenders.

During the period ended June 30, 2025 the Company had the following developments:

(a)   On February 4, 2025, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2007-built River Globe. On February 28, 2025 the Company prepaid the total remaining amount of $1,879 of the loan of Devocean Maritime Ltd. (the owning company of the vessel River Globe) in order to be able to conclude the sale and delivery of the vessel to the new owners which took place on March 17, 2025.

The contractual annual principal payments relating to the First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) loan facility, the Marguerite Loan Facility, the SK Shipholding S.A. sale and bareboat back arrangement and the Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A. sale and bareboat back arrangement to be made subsequent to June 30, 2025, were as follows:

8.           Long-term Debt and Finance Liabilities, net (continued)

June 30,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)	Marguerite Maritime S.A.	SK Shipholding S.A.	Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.	Total
2026	20,105	1,180	1,095	821	23,201
2027	2,000	1,180	1,095	821	5,096
2028	17,500	1,180	1,162	885	20,727
2029	—	18,280	1,168	931	20,379
2030 and thereafter	—	—	22,478	21,064	43,542
Total	39,605	21,820	26,998	24,522	112,945